LEASES - Lease Terms and Discount Rates (Details)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term (in years)	1 year	1 year 6 months 29 days
Weighted-average discount rate	3.54%	3.36%